Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Borrowings

As of December 31, 2024 and 2023, summary of the borrowings is as following:

				As of December 31, 2024		As of December 31, 2023
Bank and other financial institution	Annual Interest Rate	Maturity	Principal	Short-term	Long-term (Non- current portions)	Short-term	Long-term (Non- current portions)
Bank SinoPac(1)	2.61%	November 2027	951,765	326,321	625,444	-	1,368,659
Bank SinoPac(1)	2.61%	December 2028	777,066	194,267	582,799	557,479	482,691
Bank SinoPac(1)	2.19%	January 2025	457,457	457,457	-	-	-
Bank SinoPac(1)	2.19%	February 2025	2,192,112	2,192,112	-	-	-
Bank SinoPac(1)	2.19%	June 2025	245,593	245,593	-	-	-
Bank SinoPac(1)	2.06%	May 2024	1,304,681	-	-	1,304,681	-
Bank SinoPac(1)	2.06%	February 2024	489,876	-	-	489,876	-
Bank SinoPac(1)	2.06%	March 2024	1,143,044	-	-	1,143,044	-
Bank SinoPac(1)	2.06%	April 2024	294,399	-	-	294,399	-
Bank SinoPac(1)	2.06%	June 2024	285,825	-	-	285,825	-
Bank of Taiwan(4)	1.91%	October 2038	6,300,024	455,424	5,844,600	487,696	6,746,498
Bank of Taiwan(4)	2.41%	March 2025	609,942	609,942	-	-	-
Bank of Taiwan(4)	2.28%	April 2024	326,584	-	-	326,584	-
Bank of Taiwan(4)	2.28%	May 2024	326,584	-	-	326,584	-
Chang Hwa Bank	2.43%	March 2025	501,170	501,170	-	-	-
Chang Hwa Bank	2.43%	June 2025	1,219,884	1,219,884	-	-	-
Chang Hwa Bank	2.43%	April 2025	302,232	302,232	-	-	-
Chang Hwa Bank	2.43%	May 2025	336,862	336,862	-	-	-
Chang Hwa Bank(2)	2.30%	January 2024	326,584	-	-	326,584	-
Chang Hwa Bank(2)	2.30%	February 2024	211,964	-	-	211,964	-
Chang Hwa Bank(2)	2.30%	March 2024	1,306,336	-	-	1,306,336	-
CTBC BANK	2.60%	December 2026	914,913	-	914,913	-	-
E.SUN BANK	2.62%	March 2025	1,372,370	1,372,370	-	-	-
E.SUN BANK	2.50%	June 2024	489,876	-	-	489,876	-
E.SUN BANK	2.50%	May 2024	326,584	-	-	326,584	-
First Bank(3)	2.60%	January 2029	713,638	167,835	545,803	-	-
First Bank(3)	2.60%	April 2029	377,849	83,460	294,389	-	-
First Bank(3)	2.60%	September 2029	798,546	160,027	638,519	-	-
First Bank(3)	2.20%	November 2025	914,913	914,913	-	-	-
First Bank	2.08%	November 2024	979,752	-	-	979,752	-
Hua Nan Bank	2.38%	January 2025	1,067,399	1,067,399	-	-	-
Hua Nan Bank	2.38%	April 2025	283,773	283,773	-	-	-
Hua Nan Bank	2.20%	April 2024	326,584	-	-	326,584	-
Hua Nan Bank	2.20%	January 2024	653,168	-	-	653,168	-
Shin Kong Bank	2.21%	June 2025	97,150	97,150	-	-	-
Taipei Fubon Bank	2.34%	February 2025	914,913	914,913	-	-	-
Taipei Fubon Bank	2.34%	April 2025	609,942	609,942	-	-	-
Taipei Fubon Bank	2.34%	March 2025	76,097	76,097	-	-	-
Taipei Fubon Bank	2.34%	May 2025	77,841	77,841	-	-	-
Taipei Fubon Bank	2.34%	June 2025	158,987	158,987	-	-	-
Taipei Fubon Bank	2.21%	March 2024	2,260,342	-	-	2,260,342	-
Taipei Fubon Bank	2.21%	June 2024	179,408	-	-	179,408	-
Taishin International Bank	2.61%	February 2025	914,913	914,913	-	-	-
Taishin International Bank	2.45%	January 2024	326,584	-	-	326,584	-
Yuanta Bank	2.03%	March 2025	1,524,855	1,524,855	-	-	-
Yuanta Bank	1.82%	January 2024	1,241,019	-	-	1,241,019	-
Yuanta Bank	1.82%	February 2024	391,901	-	-	391,901	-
Total				15,265,739	9,446,467	14,236,270	8,597,848

(1)	The loan is collateralized by the machinery of the Company for the years ended December 31, 2024 and 2023.
(2)	The loan is secured by restricted cash of $401,110 for the year ended December 31 2023.

(3)	The loan is secured by restricted cash of $203,779 for the year ended December 31 2024.

(4)	The loan is collateralized by land and buildings of the Company for the years ended December 31, 2024 and 2023.

(5)	All the loans above were guaranteed by David Chuang, the director of the Group.

Schedule of Aggregate Borrowings Maturities

Aggregate borrowings maturities for the next five fiscal years and thereafter are as follows：

For the years ended December 31,
2025	$15,265,739
2026	914,913
2027	-
2028	-
2029	1,890,033
Thereafter	6,641,521
Total	$24,712,206